Annual Total Returns- Thrivent Large Cap Growth Fund (Class S) [BarChart] - Class S - Thrivent Large Cap Growth Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.88%)	18.35%	35.36%	10.46%	10.10%	(1.97%)	28.22%	1.87%	32.05%	42.91%